Revenue - Receivables, contract liabilities from contracts with customers (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Receivables, which are included in 'trade and other receivables'
Current portion	¥ 1,150,500	¥ 674,923
Non-current portion	3,259	14,635
Total receivables, which are included in 'trade and other receivables'	1,153,759	689,558
Contract liabilities
Current portion	(388,746)	(323,292)
Non-current portion	(22,418)	(35,145)
Total contract liabilities	¥ (411,164)	¥ (358,437)	¥ (364,982)